Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Interest-Bearing Deposits

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2014	2013

Demand	$77,725	$76,327
Savings	155,336	149,937
Time deposits:
In excess of $250,000	13,191	12,280
Other	114,572	122,064

Total interest-bearing deposits	$360,824	$360,608

At December 31, 2014, stated maturities of time deposits were as follows:
(Dollars in thousands)

2015	$66,964
2016	26,155
2017	14,910
2018	15,323
2019	4,389
2020 and beyond	22

Total	$127,763